Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.6	$ 0.6
Average number of shares eligible for dividend	452,906	451,577
Total dividends paid	$ 265,110	$ 237,097
Cash percentage	98.00%	88.00%
DRIP percentage	2.00%	12.00%
Total dividends paid percentage	100.00%	100.00%
Shares issued under the DRIP	142	874
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 271,744	$ 270,946
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	265,109	237,097
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 6,635	$ 33,849